Operating segments (Tables)	3 Months Ended
Mar. 31, 2020
Operating segments.
Schedule of segments' statement of comprehensive income

The segments’ statement of comprehensive income for the three months ended March 31, 2020, as presented to the CODM are presented below:

	PS	CFS	RB	CO	Total
Revenue	8,988	640	437	545	10,610
Segment net revenue	5,321	566	23	350	6,260
Segment profit/(loss) before tax	3,724	(659)	(803)	(78)	2,184
Segment net profit/(loss)	3,051	(522)	(660)	(115)	1,754

The segments' statement of comprehensive income for the three months ended March 31, 2019, as presented to the CODM are presented below:

	PS	CFS	RB	CO	Total
Revenue	7,869	259	275	535	8,938
Segment net revenue	4,836	218	(163)	476	5,367
Segment profit/(loss) before tax	3,580	(667)	(604)	(279)	2,030
Segment net profit/(loss)	2,988	(532)	(490)	(313)	1,653

Schedule of segment net revenue

	Three months ended
	March 31,	March 31,
	2019	2020
Revenue under IFRS	8,938	10,610
Cost of revenue	(3,571)	(4,350)
Total segment net revenue, as presented to CODM	5,367	6,260

Schedule of reconciliation of segment profit before tax

	Three months ended
	March 31,	March 31,
	2019	2020
Consolidated profit before tax under IFRS	1,688	2,011
Fair value adjustments recorded on business combinations and their amortization	102	84
Impairment of non-current assets	—	20
Share-based payments	99	59
Form F-3 and related expenses	—	10
Foreign exchange loss from revaluation of cash proceeds received from secondary public offering	141	—
Total segment profit before tax, as presented to CODM	2,030	2,184

Schedule of reconciliation of segment net profit

	Three months ended
	March 31,	March 31,
	2019	2020
Consolidated net profit under IFRS	1,327	1,599
Fair value adjustments recorded on business combinations and their amortization	102	84
Impairment of non-current assets	—	20
Share-based payments	99	59
Form F-3 and related expenses	—	10
Foreign exchange loss from revaluation of cash proceeds received from secondary public offering	141	—
Effect from taxation of the above items	(16)	(18)
Total segment net profit, as presented to CODM	1,653	1,754

Schedule of revenue from external customers

	Three months ended
	March 31,	March 31,
	2019	2020
Russia	6,569	8,146
Other CIS	365	397
EU	848	674
Other	1,156	1,393
Total revenue	8,938	10,610